Income Taxes (Details 1) (USD $)	Dec. 31, 2013
Net Operating Loss Carryforwards	$ 11,694,121
Year of Expiration 2022 [Member]
Net Operating Loss Carryforwards	3,195,068
Year of Expiration 2023 [Member]
Net Operating Loss Carryforwards	6,511,107
Year of Expiration 2024 [Member]
Net Operating Loss Carryforwards	1,252,369
Year of Expiration Thereafter up to 2033 [Member]
Net Operating Loss Carryforwards	$ 735,577